OTHER PROVISIONS (Details) - Narrative - The Group £ in Millions	3 Months Ended	12 Months Ended		24 Months Ended
	Dec. 31, 2020 GBP (£) enquiries	Dec. 31, 2020 GBP (£) enquiries	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 GBP (£) enquiries
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	£ 1,722	£ 1,722	£ 3,138	£ 1,722
Restructuring provision	£ 196	196	114	£ 196
HBOS
OTHER PROVISIONS (Details) - Narrative [Line Items]
Value of offers after compensation assessment		£ 159	109
Ex gratia payments			15
Payments in respect of settlements, reimbursement rights			6
Percent of accepted offers after compensation assessment (in percent)	98.00%	98.00%		98.00%
Lifetime cost of legal claim				£ 435
Payment protection insurance
OTHER PROVISIONS (Details) - Narrative [Line Items]
Charge for the year	£ 85	£ 85
Number of pre-deadline customer complaints | enquiries	6,000,000	6,000,000		6,000,000
Percentage of pre-deadline customer complaints dealt with (in percent)	99.00%	99.00%		99.00%
Other provisions	£ 259	£ 259	1,874	£ 259
Provision used, other provisions		1,700
Other regulatory provisions
OTHER PROVISIONS (Details) - Narrative [Line Items]
Charge for the year		329
Other provisions	261	261	395	261
Provision used, other provisions		465
Arreas handling
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	62	62		62
Arreas handling | Management fees and activities
OTHER PROVISIONS (Details) - Narrative [Line Items]
Charge for the year		35
Total arrears handling to date		1,016
Relating to the transitional service agreement | TSB Banking Group plc
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	111	111		111
Total TSB various ongoing commitments to date today		665
Indemnities and other matters relating to legacy business disposals
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	112	112	118	112
Payment protection insurance
OTHER PROVISIONS (Details) - Narrative [Line Items]
Total payment protection insurance to date		21,906
Other provisions	198	198		198
Provision used, other provisions		1,459
Maximum exposure to credit risk	240	240		240
Increase in exposure to credit risk		0
Payment protection insurance | Payment Protection Insurance, MBNA
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	£ 61	61	£ 302	£ 61
Provision used, other provisions		£ 241